787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 14, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BATS: Series P Portfolio, a series of BlackRock Allocation Target Shares

(File No. 333-109980 and File No. 811-21457)

Ladies and Gentlemen:

On behalf of BlackRock Allocation Target Shares and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 31, 2016, to the Prospectus, dated July 29, 2015, for BATS: Series P Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated May 31, 2016 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC